Events After the Reporting Period (Details) - Events after the Reporting Period [Member]	Aug. 26, 2025 t	Sep. 29, 2025 USD ($) $ / shares	Aug. 07, 2025 t	Jul. 01, 2025 USD ($)	Jul. 01, 2025 AUD ($)
Events After the Reporting Period [Line Items]
Ordinary shares issued				$ 2,110,000
Mining and processing operation | t	10,000		500,000
Initial projected production	10.00%
Ownership interest percentage		92.50%
Invest amount		$ 10,000,000
Bottom of range [member]
Events After the Reporting Period [Line Items]
Reimbursed amounts				5,707,686
Ownership interest percentage		42.00%
Top of range [member]
Events After the Reporting Period [Line Items]
Reimbursed amounts				8,618,606
Ownership interest percentage		92.50%
European Lithium Ltd [Member]
Events After the Reporting Period [Line Items]
Ownership interest percentage		7.50%
European Lithium Ltd [Member] | Bottom of range [member]
Events After the Reporting Period [Line Items]
Reimbursed amounts				$ 147,166
European Lithium Ltd [Member] | Top of range [member]
Events After the Reporting Period [Line Items]
Reimbursed amounts					$ 317,303
Tanbreez [Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued		$ 14,500,000
Ownership interest percentage		92.50%
Per share | $ / shares		$ 0.001